INTANGIBLE ASSETS AND GOODWILL (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill, beginning	$ 26,107,146	$ 1,850,000
Acquisitions	2,964,278	24,257,146
Impairment	(1,850,000)	0
Measurement period adjustment	(334,861)	0
Goodwill, ending	26,886,563	26,107,146
Powersports
Goodwill, beginning	1,850,000
Acquisitions	0
Impairment	(1,850,000)
Measurement period adjustment	0
Goodwill, ending	0	1,850,000
Automotive
Goodwill, beginning	23,074,775
Acquisitions	2,964,278
Impairment	0
Measurement period adjustment	0
Goodwill, ending	26,039,053	23,074,775
Vehicle Logistics
Goodwill, beginning	1,182,371
Acquisitions	0
Impairment	0
Measurement period adjustment	(334,861)
Goodwill, ending	$ 847,510	$ 1,182,371